PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 370,720	$ 251,660
Less: Accumulated depreciation	(44,216)	(34,555)
Property plant and equipment Net	326,504	217,105
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	282,270	183,754
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	35,751	20,175
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,833	3,305
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	13,445	7,005
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 37,421	$ 37,421